Note 45 - Depreciation (Details) - EUR (€)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Depreciation And Amortisation Expense Line Items
Depreciation and amortization		€ 1,599,000,000	€ 1,208,000,000	€ 1,387,000,000
Tangible assets [Member]
Depreciation And Amortisation Expense Line Items
Depreciation and amortization		979,000,000	594,000,000	694,000,000
For Own Use Depreciable Assets [Member]
Depreciation And Amortisation Expense Line Items
Depreciation and amortization		584,000,000	589,000,000	680,000,000
Investment Property [Member]
Depreciation And Amortisation Expense Line Items
Depreciation and amortization		3,000,000	5,000,000	13,000,000
Asset Use Right [Member]
Depreciation And Amortisation Expense Line Items
Depreciation and amortization	[1]	392,000,000
Other Intangible Assets [Member]
Depreciation And Amortisation Expense Line Items
Depreciation and amortization		620,000,000	613,000,000	694,000,000
Total Member
Depreciation And Amortisation Expense Line Items
Depreciation and amortization		€ 1,599,000,000	€ 1,208,000,000	€ 1,387,000,000

[1]	(*) The change is mainly due to the implementation of IFRS 16 on January 1, 2019 (see Note 2.1).